Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Inventory work in progress	$ 2.8	$ 0.2
Other inventory	$ 1.5	$ 1.8